EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Schedule of net liability for defined benefit plans

	2022	2021	2020
Present value of funded obligations	(5,476.5)	(7,354.3)	(7,582.0)
Fair value of plan assets	4,543.3	5,638.0	5,533.3
Present value of net obligations	(933.2)	(1,716.3)	(2,048.7)
Present value of unfunded obligations	(921.0)	(1,165.4)	(1,195.6)
Present value of net obligations	(1,854.2)	(2,881.7)	(3,244.3)
Asset ceiling	(163.3)	(180.1)	(160.5)
Net liabilities	(2,017.5)	(3,061.8)	(3,404.8)
Other long term employee benefits	(87.1)	(104.3)	(105.5)
Total employee benefits	(2,104.6)	(3,166.1)	(3,510.3)
Employee benefits amount in the balance sheet
Liabilities	(2,161.2)	(3,194.0)	(3,543.9)
Assets	56.6	27.9	33.6
Net liabilities	(2,104.6)	(3,166.1)	(3,510.3)

Schedule of defined benefit obligations

	2022	2021	2020
Defined benefit obligation at January 1	(8,519.7)	(8,777.6)	(6,845.0)
Service costs	(47.0)	(58.0)	(51.4)
Interest costs	(353.2)	(324.3)	(339.4)
Gains and (losses) on settlements or reductions in benefits	3.8	3.6	44.1
Contributions by plan participants	(5.6)	(6.9)	(6.1)
Actuarial gains and (losses) - geographical assumptions	-	52.3	54.5
Actuarial gains and (losses) - financial assumptions	1,333.6	726.8	(443.6)
Experience adjustments	(171.5)	(213.0)	(180.9)
Reclassifications	-	(1.0)	-
Effect of exchange rate fluctuations	787.7	(495.3)	(1,531.7)
Benefits paid	574.4	573.7	521.9
Defined benefit obligation at December, 31	(6,397.5)	(8,519.7)	(8,777.6)

Schedule of changes in the fair value of plan assets

	2022	2021	2020
Fair value of plan assets at January 1	5,638.0	5,533.3	4,582.4
Interest income	262.1	223.9	245.2
Administrative costs	(5.2)	(5.8)	(5.2)
Expected return, excluding interest income	(614.6)	(148.3)	89.4
Contributions by employer	316.0	342.0	306.8
Contributions by plan participants	5.8	7.1	6.3
Exchange differences	(482.6)	263.1	812.1
Transfers	-	-	20.0
Curtailments, settlements and other	(1.8)	(3.6)	(1.8)
Benefits paid, excluding administrative costs	(574.4)	(573.7)	(521.9)
Fair value of plan assets at December, 31	4,543.3	5,638.0	5,533.3

Schedule of asset ceiling

	2022	2021	2020
Asset ceiling impact at January 1	27.9	33.6	56.2
Interest income/(expenses)	-	1.3	12.2
Change in asset ceiling excluding amounts included in interest income/(expenses)	30.2	(9.0)	(48.9)
Effects of exchange rate fluctuations	(1.5)	2.0	14.1
Asset ceiling impact at December 31	56.6	27.9	33.6

Schedule of defined benefit plans recognized in the income statement

	2022	2021	2020
Current service costs	(47.0)	(58.0)	(51.4)
Administrative costs	(5.2)	(5.8)	(5.2)
(Gains) losses on settlement and curtailment	2.2	1.2	42.6
Income from operations	(50.0)	(62.6)	(14.0)
Financial costs	(107.8)	(115.6)	(117.2)
Total employee benefit expenses	(157.8)	(178.2)	(131.2)

Schedule of employee benefit revenue

	2022	2021	2020
Other operating income/(expenses), net	(0.1)	(0.2)	-
Cost of sales	(26.4)	(33.0)	(28.9)
Sales and marketing expenses	(9.4)	(11.7)	(9.9)
Administrative income/(expenses)	(14.1)	(17.7)	24.8
Financial expense	(107.8)	(115.6)	(117.2)
	(157.8)	(178.2)	(131.2)

Schedule of assumptions

	2022 (i)	2021 (i)	2020 (i)
Discount rate	5.1% to 11.0%	2.9% to 10.0%	2.4% to 10.0%
Inflation	2.0% to 3.5%	2.0% to 3.5%	2.0% to 3.5%
Future salary increases	1.0% to 7.1%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.7% to 3.8%	2.5% to 3.8%	2.0% to 3.8%
Medical cost trend rate	6.4% to 7.1% p.a. reducing to 7.1%	4.2% to 6.9% p.a. reducing to 6.9%	4.5% to 6.9% p.a. reducing to 6.9%
Dental claims trend rate	3.5%	3.3%	3.3%

Life expectancy for an over 65 years old male	84 to 87	85 to 87	84 to 87
Life expectancy for an over 65 years old female	86 to 89	87 to 89	86 to 89

(i)	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

Schedule of weighted principal assumptions

In millions of Brazilian Reais		2022		2021		2020
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(94.3)	81.8	(114.7)	98.6	(139.4)	118.6
Discount rate	50 bases points	307.9	(328.0)	442.0	(470.3)	461.0	(492.6)
Future salary increase	50 bases points	(17.6)	16.5	(19.8)	18.6	(24.3)	23.3
Longevity	One year	(221.5)	213.5	(287.6)	279.5	(295.6)	287.1

Schedule of plans assets

	2022			2021			2020
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	43%	-	43%	43%	-	43%	52%	-	52%
Corporate bonds	10%	-	10%	10%	-	10%	6%	-	6%
Equity instruments	15%	-	15%	15%	-	15%	6%	-	6%
Cash	6%	-	6%	6%	-	6%	1%	-	1%
Others	26%	-	26%	26%	-	26%	35%	-	35%